COMBINED AND CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash Flows from Operating Activities:
Net income	¥ 2,501,304	$ 359,290	¥ 1,193,311	¥ 164,865
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	7,642	1,098	3,760	1,306
Share-based Compensation	250,428	35,972	607,381
Provision for loan principal, financial assets receivables and other receivables	883,447	126,899	182,170	49,859
Changes in operating assets and liabilities
Funds receivable from third party payment service providers	23,762	3,413	(10,143)	(124,757)
Accounts receivable and contract assets	(755,132)	(108,468)	(1,536,211)	(363,040)
Financial assets receivable	(929,143)	(133,463)	(971,571)	(264,962)
Prepaid expenses and other assets	(536,218)	(77,024)	(61,811)	(27,477)
Security deposit prepaid to third-party guarantee companies	(137,283)	(19,719)	(795,700)
Deferred tax	(713,106)	(102,431)	91,294	(67,612)
Other non-current assets	(55,362)	(7,952)
Amounts due to (from) related parties	(49,298)	(7,081)	(383,164)	(5,976)
Guarantee liabilities	1,547,680	222,310	1,098,232	295,174
Income tax payable	624,153	89,654	316,741	115,325
Other tax payable	99,378	14,275	133,149	31,229
Accrued expenses and other current liabilities	206,700	29,691	417,678	85,092
Other long-term liabilities	31,184	4,479
Interest receivable/ payable	(27,061)	(3,887)
Net cash (used in) provided by operating activities	2,973,075	427,056	285,116	(110,974)
Cash Flows from Investing Activities:
Purchase of property and equipment and intangible assets	(25,558)	(3,671)	(8,551)	(7,109)
Investment in loans receivable	(26,339,327)	(3,783,408)	(4,943,341)	(2,769,592)
Collection of investment in loans receivable	17,504,444	2,514,356	5,279,541	1,572,432
Net cash (used in) provided by investing activities	(8,860,441)	(1,272,723)	327,649	(1,204,269)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary share upon IPO			327,236
Payment of IPO costs	(4,838)	(695)	(25,103)
Capital contributions from shareholder			210,000	590,000
Proceeds from series B convertible redeemable preferred shares			1,393,812
Proceeds from short term loans	1,700,000	244,190
Repayment of short term loans	(1,500,000)	(215,462)
Loans from Qibutianxia	300,000	43,092	500,000	810,500
Loans payment to shareholder	(300,000)	(43,092)	(1,240,050)	(147,500)
Cash received from investors of the consolidated trusts	8,360,230	1,200,872	600,000	1,012,499
Cash paid to investors of the consolidated trusts	(847,534)	(121,741)	(1,308,465)
Net cash provided by financing activities	7,707,858	1,107,164	457,430	2,265,499
Effect of foreign exchange rate changes	1,762	253	(13,028)
Net increase in cash and cash equivalents	1,822,254	261,750	1,057,167	950,256
Cash, cash equivalents, and restricted cash, beginning of year	2,013,596	289,235	956,429	6,173
Cash, cash equivalents, and restricted cash, end of year	3,835,850	550,985	2,013,596	956,429
Supplemental disclosures of cash flow information:
Income taxes paid	(557,295)	(80,050)	(58,325)	(464)
Interest paid (not including interest paid to investors of consolidated trusts)	(65,776)	(9,448)
Issuance of series A and series A+ convertible redeemable preferred shares as deemed dividend			3,097,733
Reconciliation to amounts on the combined and consolidated balance sheets:
Total cash, cash equivalents, and restricted cash	¥ 3,835,850	$ 550,985	¥ 2,013,596	¥ 956,429